Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 23,122	$ 21,083
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	210	188
Past service costs	49
Net interest expense (income)	(164)	(150)
Administrative expense	22	18
Defined benefit pension expense	117	56
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	562	426
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	679	482
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	34	34
Past service costs		(6)
Net interest expense (income)	76	81
Remeasurements of other long-term benefits	10	3
Defined benefit pension expense	120	112
Total pension and other post-employment benefit expense	$ 120	$ 112